Intangible Assets - Schedule of Intangible Assets (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Gross Carrying Amount	$ 3,002	$ 3,035
Accumulated Amortization	2,208	1,997
Net	794	1,038
Use Rights of U-GAS [Member]
Gross Carrying Amount	1,886	1,886
Accumulated Amortization	1,886	1,886
Net	0	0
Other Intangible Assets [Member]
Gross Carrying Amount	1,116	1,149
Accumulated Amortization	322	111
Net	$ 794	$ 1,038